Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property And Equipment
Schedule of property, plant and equipment

	Furniture and fixtures and other	Computer hardware	Computer software	Geological library	Field equipment	Mill equipment	Total
	$	$	$	$	$	$	$
Cost
December 31, 2024	160,941	273,135	198,981	51,760	245,647	6,568,841	7,499,305
Additions	-	24,443	3,923	-	-	13,214	41,580
Disposals	-	-	-	-	-	(6,582,055)	(6,582,055)
December 31, 2025	160,941	297,578	202,904	51,760	245,647	-	958,830

Accumulated depreciation
December 31, 2024	155,729	261,979	195,628	51,257	240,313	-	904,906
Depreciation	1,043	4,539	1,251	100	1,067	-	8,000
December 31, 2025	156,772	266,518	196,879	51,357	241,380	-	912,906

Carrying amounts
December 31, 2024	5,212	11,156	3,353	503	5,334	6,568,841	6,594,399
December 31, 2025	4,169	31,060	6,025	403	4,267	-	45,924

On February 28, 2025, the Company signed a definitive agreement (the “Agreement”) to sell certain assets comprising the Rock Creek Mill for a purchase price of US$9,700,000 (the “Purchase Price”). Closing of the transaction was subject to certain conditions, including completion of a final inspection by the Purchaser. The Purchase Price is payable in certain instalments as follows:

1.	US$2,000,000 is due within 14 days of the execution of the Agreement.
2.	US$3,000,000 shall be paid upon verification of transport scheduling.
3.	US$2,000,000 shall be paid following the final inspection.
4.	US$2,700,000 shall be paid when the assets are prepared for shipment, subject to adjustment based on the final inspection.

15% of the Purchase Price was payable as a commission by Almaden to an equipment sales broker.

On July 11, 2025, the Company closed on the sale of the Rock Creek Mill equipment for net proceeds of $11,266,219, after payment of a 15% sales commission of $1,986,948. The carrying value of the equipment was $6,582,055, resulting in a gain on sale of property and equipment of $4,684,164 as recorded on the Consolidated Statements of Comprehensive Income (Loss).

	Furniture and fixtures and other	Computer hardware	Computer software	Geological library	Field equipment	Mill equipment	Total
	$	$	$	$	$	$	$
Cost
December 31, 2023	160,941	271,807	198,981	51,760	245,647	6,568,841	7,497,977
Additions	-	1,328	-	-	-	-	1,328
December 31, 2024	160,941	273,135	198,981	51,760	245,647	6,568,841	7,499,305

Accumulated depreciation
December 31, 2023	154,426	257,507	194,191	51,132	238,979	-	896,235
Depreciation	1,303	4,472	1,437	125	1,334	-	8,671
December 31, 2024	155,729	261,979	195,628	51,257	240,313	-	904,906

Carrying amounts
December 31, 2023	6,515	14,300	4,790	628	6,668	6,568,841	6,601,742
December 31, 2024	5,212	11,156	3,353	503	5,334	6,568,841	6,594,399